Parent Only Information (Details) - Schedule of Condensed Statements of Operations and Comprehensive Loss - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Loss from operations	¥ 8,747	$ 1,231	¥ (206)	¥ (120,491)
Non-operating loss	(25,245)	(3,556)
(Loss)/Income from investment in subsidiaries	11,634	1,639	(291,468)	(1,875,922)
Net loss	(4,864)	(686)	(291,674)	(1,996,413)
Other comprehensive loss	(1,543)	(217)	(1,851)	(3,651)
Total Comprehensive loss	¥ (6,407)	$ (903)	¥ (293,525)	¥ (2,000,064)